Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Consolidated Statements of Cash Flows
Net income (loss)	€ (7,898)	€ (32,604)	€ 6,350
Adjustments for
Depreciation and amortization	9,088	8,232	7,885
Finance (income) costs, net	998	(15,091)	11,119
Share-based compensation	52,303	75,270	65
Income tax expense	11,734	15,534	3,441
Change in operating assets and liabilities
(Decrease) increase in provisions	41	135	(200)
(Increase) decrease in inventories	16,910	(77,922)	(33,097)
(Increase) decrease in trade and other receivables	(3,246)	(215)	833
Decrease (increase) in other assets	(47,382)	4,281	(10,510)
(Decrease) increase in other liabilities	24,665	(1,809)	17,894
Increase (decrease) in contract liabilities	(229)	4,217	2,210
Increase (decrease) in trade and other payables	1,598	7,400	6,745
Decrease (increase) in non-current financial assets	(119)
Income taxes paid	(3,623)	(3,915)	(2,176)
Net cash provided by (used in) operating activities	54,840	(16,486)	10,559
Expenditure for property and equipment and intangible assets	(11,923)	(2,934)	(2,420)
Proceeds from sale of property and equipment		40
Net cash (used in) investing activities	(11,923)	(2,894)	(2,420)
Interest paid	(998)	(4,257)	(2,973)
Proceeds from bank liabilities		64,990	90,750
Repayment of liabilities from banks		(74,990)	(84,399)
Repayment of Shareholder loan		(171,827)
Proceeds from capital increase - initial public offering		283,224
IPO preparation and transaction costs		(4,550)
Proceeds from exercise of option awards	369
Lease payments	(5,466)	(5,800)	(4,256)
Net cash (used in) provided by financing activities	(6,095)	86,790	(878)
Net increase (decrease) in cash and cash equivalents	36,822	67,411	7,261
Cash and cash equivalents at the beginning of the period	76,760	9,367	2,120
Effects of exchange rate changes on cash and cash equivalents	(74)	(18)	(14)
Cash and cash equivalents at end of the period	€ 113,507	€ 76,760	€ 9,367